RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
RELATED PARTIES [Abstract]
Management fees - included in General and administrative	$ 379	$ 354	$ 375
Short Terms Loan	200	200	191
Long Terms Loan			$ 100